Leases - Schedule of Lease Term (Details)	Jun. 30, 2026
Office at Wanchai, Hong Kong
Lessee, Lease, Description [Line Items]
Lease term	2 years
Office at Central, Hong Kong
Lessee, Lease, Description [Line Items]
Lease term	2 years